INVENTORIES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials		$ 2,873	$ 2,323
Work in progress, net	[1]	3,032	2,087
Finished goods		1,197	1,281
Inventories		7,102	5,691
Write-offs of inventories		144	153	$ 138
Provision for estimated losses		$ 0	$ 27

[1]	Net of provision for losses on long-term contracts as of December 31, 2016 and 2015, in the amount of $0 and $27, respectively.